SCHEDULE OF RIGHT OF USE ASSETS (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Right of use assets, Cost, Balance	$ 678,050	$ 678,050
Right of use assets, Cost, Derecognition upon expiry of lease	(678,050)	(678,050)
Right of use assets, Cost, Addition	624,735	624,735
Right of use assets, Cost, Balance	624,735	678,050
Right of use assets, Depreciation, Balance	508,538	282,521
Right of use assets, Depreciation, Provided for the year	221,574	226,017
Right of use assets, Depreciation, Provided for the year	(678,050)
Right of use assets, Depreciation, Balance	52,062	508,538
Right of use assets	$ 572,673	$ 169,512